Equity	6 Months Ended
Jun. 30, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Equity	Equity
Share capital
    At June 30, 2020, the authorized share capital of FCA was forty Euro (€40,000,000), divided into two thousand (2,000,000,000) FCA common shares, nominal value of one Euro cent (€0.01) per share, and two thousand (2,000,000,000) special voting shares, nominal value of one Euro cent (€0.01) per share.
    At June 30, 2020, the fully paid-up share capital of FCA amounted to €20 million (€20 million at December 31, 2019) and consisted of 1,573,949,512 common shares and 449,610,500 special voting shares, all with a par value of €0.01 each (1,567,519,274 common shares and 408,941,767 special voting shares, all with a par value of €0.01 each at December 31, 2019).
    On March 2, 2020 a total of 73,606,222 Special Voting Shares were delivered to Exor N.V. as a result of an equivalent number of Common Shares being registered in the Loyalty Register for an uninterrupted period of three years in accordance with clause 5.1 of the Special Voting Shares Terms and Conditions. The related Common Shares became Qualifying Common Shares. Of the shares delivered, 32,937,489 were Special Voting Shares held by the Company and 40,668,733 were additional Special Voting Shares issued.
Other comprehensive income/(loss)
    Other comprehensive income/(loss) was as follows:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
	(€ million)
Items that will not be reclassified to the Consolidated Income Statement in subsequent periods:
Losses on re-measurement of defined benefit plans	€—	€—	€—	€—
Items relating to discontinued operations	—	(9)	—	(9)
Total items that will not be reclassified to the Consolidated Income Statement (B1)	—	(9)	—	(9)

Items that may be reclassified to the Consolidated Income Statement in subsequent periods:
Gains/(losses) on cash flow hedging instruments arising during the period	(102)	(104)	(266)	(198)
Gains on cash flow hedging instruments reclassified to the Consolidated Income Statement	(6)	29	(40)	25
Total Gains/(Losses) on cash flow hedging instruments	(108)	(75)	(306)	(173)
Foreign exchange (losses)/gains	(481)	(215)	(790)	221
Share of Other comprehensive income/(loss) for equity method investees arising during the period	(22)	(11)	(43)	(15)
Share of Other comprehensive income/(loss) for equity method investees reclassified to the Consolidated Income Statement	(7)	(8)	(13)	(8)
Total Share of Other comprehensive income/(loss) for equity method investees	(29)	(19)	(56)	(23)
Items relating to discontinued operations	—	(4)	—	9
Total Items that may be reclassified to the Consolidated Income Statement (B2)	(618)	(313)	(1,152)	34

Total Other comprehensive income/(loss) (B1)+(B2)	(618)	(322)	(1,152)	25
Tax effect	28	21	92	48
Tax effect - discontinued operations	—	—	—	—
Total Other comprehensive income/(loss), net of tax	€(590)	€(301)	€(1,060)	€73
    The tax effect relating to Other comprehensive income/(loss) was as follows:

	Three months ended June 30,
	2020			2019
	Pre-tax balance	Tax income/(expense)	Net balance	Pre-tax balance	Tax income/(expense)	Net balance
	(€ million)
Losses on cash flow hedging instruments	€(108)	€28	€(80)	€(75)	€21	€(54)
Foreign exchange losses	(481)	—	(481)	(215)	—	(215)
Share of Other comprehensive income/(loss) for equity method investees	(29)	—	(29)	(19)	—	(19)
Items relating to discontinued operations	—	—	—	(13)	—	(13)
Total Other comprehensive income/(loss)	€(618)	€28	€(590)	€(322)	€21	€(301)